Share-Based Compensation - Schedule of Restricted Stock Activity (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Restricted Stock, Exercised		(38,658,116)
Restricted Stock [Member]
Number of Restricted Stock, Balance Beginning	14,712,760	524,337	126,432
Number of Restricted Stock, Shares of restricted stock granted	9,000,309	14,260,568	900,203
Number of Restricted Stock, Exercised			(261,135)
Number of Restricted Stock, Cancelled/expired		(72,145)	(241,163)
Number of Restricted Stock, Balance Ending	23,713,069	14,712,760	524,337
Weighted-Average Fair Value of Restricted Stock, Balance Beginning	$ 0.05	$ 0.97	$ 3.70
Weighted-Average Fair Value of Restricted Stock, Shares of restricted stock granted	0.03	0.0158	0.78
Weighted-Average Fair Value of Restricted Stock, Exercised			1.67
Weighted-Average Fair Value of Restricted Stock, Cancelled/expired		0.60	0.95
Weighted-Average Fair Value of Restricted Stock, Balance Ending	$ 0.04	$ 0.05	$ 0.97